THE ADVISORS' INNER CIRCLE FUND

                             WESTWOOD SMIDCAP FUND
                           WESTWOOD SMIDCAP PLUS FUND

                        SUPPLEMENT DATED AUGUST 14, 2015
                                     TO THE
             INSTITUTIONAL SHARES PROSPECTUS (THE "PROSPECTUS") AND
                STATEMENT OF ADDITIONAL INFORMATION (THE "SAI")
                              DATED MARCH 1, 2015

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN
 THE PROSPECTUS AND SAI, AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS
                                    AND SAI.

MS. SUSAN SCHMIDT, CFA, HAS BEEN ADDED TO, AND MR. RAGEN STIENKE, CFA, HAS BEEN REMOVED FROM, THE PORTFOLIO MANAGEMENT TEAMS OF THE WESTWOOD SMIDCAP FUND AND WESTWOOD SMIDCAP PLUS FUND (TOGETHER, THE "FUNDS"). ACCORDINGLY, THE PROSPECTUS AND SAI ARE HEREBY AMENDED AND SUPPLEMENTED AS FOLLOWS:

     1. In the Funds' "Portfolio Managers" summary sections on pages 18 and 24 of the Prospectus, the sentences regarding Mr. Stienke are hereby deleted and replaced with the following:

Ms. Susan Schmidt, CFA, Senior Vice President and Portfolio Manager, has managed the Fund since 2015.

     2. In the "Portfolio Managers" section beginning on page 94 of the Prospectus, the paragraph regarding Mr. Stienke is hereby deleted and replaced with the following:

Ms. Susan Schmidt, CFA, has served as Senior Vice President and Portfolio Manager for the Adviser since August 2015. Prior to joining the Adviser, Ms. Schmidt served as Portfolio Manager at Mesirow Financial from 2009 to 2015. From 2008 to 2009, Ms. Schmidt served as an Analyst at Essex Investment Management Co., and from 2006 to 2008, she served as a Senior Equity Analyst at Magnetar Capital. Ms. Schmidt has served on the portfolio teams for the Westwood SMidCap Fund and the Westwood SMidCap Plus Fund since 2015. She participates in the investment decision process. She has authority to direct trading activity for the Funds and is also responsible for representing the Funds to investors. Ms. Schmidt has more than 21 years of investment experience.

     3. In the table under the "Fund Shares Owned by the Portfolio Managers" heading in the "Portfolio Managers" section beginning on page S-43 of the SAI, the row regarding Mr. Stienke is hereby deleted and replaced with the following:

--------------------------------------------------------------------------------
NAME                                    DOLLAR RANGE OF FUND SHARES
--------------------------------------------------------------------------------
Susan Schmidt, CFA(1)                               None
--------------------------------------------------------------------------------

(1)  Valuation date is August 10, 2015.

     4. In the table under the "Other Accounts" heading in the "Portfolio Managers" section beginning on page S-43 of the SAI, the row regarding Mr. Stienke is hereby deleted and replaced with the following:

------------------------------------------------------------------------------------------------------------------------------------
                                     REGISTERED                        OTHER POOLED
                                INVESTMENT COMPANIES                 INVESTMENT VEHICLES                  OTHER ACCOUNTS
                       -------------------------------------------------------------------------------------------------------------

                            NUMBER OF     TOTAL ASSETS          NUMBER OF      TOTAL ASSETS          NUMBER OF      TOTAL ASSETS
NAME                        ACCOUNTS      ($ MILLIONS)          ACCOUNTS       ($ MILLIONS)          ACCOUNTS       ($ MILLIONS)
------------------------------------------------------------------------------------------------------------------------------------
Susan Schmidt, CFA(1)           0              $0                   0               $0                   0                $0
------------------------------------------------------------------------------------------------------------------------------------

(1)  Valuation date is August 10, 2015.


              PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.


                                                                 WHG-SK-040-0100